Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

November 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated October 26, 2012, for the Global X Permanent ETF, Global X Top Guru Holdings Index ETF, Global X Value Guru Holdings Index ETF, Global X Activist Investor Holdings Index ETF, Global X SuperIncome & MLP Index ETF, Global X SuperIncome Preferred ETF, and Global X SuperIncome REIT ETF do not differ from those contained in Post-Effective Amendment No. 84 to the Trust’s Registration Statement on Form N-1A, filed electronically on October 26, 2012.

If you have any comments or questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm

Law Offices of DT Chisolm, PC